Net Loss Per Share (Details Narrative) - USD ($)	1 Months Ended
	Mar. 29, 2025	Mar. 31, 2025	Mar. 26, 2025	Jan. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Jul. 10, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stockholders equity				$ (71,771)		$ (3,947)
Titan Pharmaceuticals Inc [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, par value		$ 0.001			$ 0.001				$ 0.001	$ 0.001
Conversion price										$ 9.32
Stockholders equity		$ 1,877,000	$ 2,500,000		$ 2,440,000			$ 6,087,000	$ 6,642,000		$ 1,363,000
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Titan Pharmaceuticals Inc [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock, par value	$ 0.001
Conversion price	$ 3.00
Convertible conversion shares	333,333
Common stock outstanding percentage	19.99%
Stockholders equity	$ 2,500,000
Blue Harbour [Member] | Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Titan Pharmaceuticals Inc [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares issued	100,000
Preferred stock, par value	$ 10.00
Agreegate purchase price	$ 1,000,000